Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	890 5th Avenue Partners, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828972
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment No. 3